Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Trading	$ 6,495	$ 6,824
Available-for-sale investments	2,182,749	3,317,440
Other assets - Derivatives	11,564	9,124
Financial liabilities
Other liabilities - Derivatives	11,236	10,468
Fair Value, Measurements, Recurring
Financial assets
Trading	6,495	6,824
Available-for-sale investments	2,182,749	3,317,440
Other assets - Derivatives	11,564	9,124
Financial liabilities
Other liabilities - Derivatives	11,236	10,468
Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,176	6,616
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	319	208
Available-for-sale investments	2,170,123	3,304,947
Other assets - Derivatives	11,564	9,124
Financial liabilities
Other liabilities - Derivatives	11,236	10,468
Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale investments	12,626	12,493
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Trading	6,495	6,824
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Trading	6,495	6,824
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,176	6,616
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	319	208
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	1,786,507	2,709,104
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	1,786,507	2,709,104
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	25,425	26,248
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	25,425	26,248
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Corporate debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	78,713	243,372
Corporate debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	78,713	243,372
Corporate debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	12,626	12,493
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	12,626	12,493
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	123,209	141,500
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	123,209	141,500
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	156,269	184,723
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	156,269	184,723
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0